REVENUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenue
Service revenue	¥ 1,003,015	¥ 653,591	¥ 450,940
Equipment sales	52,945	50,045	17,397
Net revenue	¥ 1,055,960	¥ 703,636	¥ 468,337